Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information
Entity Registrant Name	Velti plc
Entity Central Index Key	0001490412
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	6-K
Document Period End Date	Mar. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Amendment Flag	false
Entity Common Stock, Shares Outstanding	66,164,433
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes